Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 55.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	4,579	$98,723

Aerospace/Defense - 0.6%

Boeing Co.	951	361,827
Northrop Grumman Corp.	1,755	657,756

		1,019,583

Agricultural Biotech - 0.0%

Corteva, Inc.	926	25,928

Agricultural Chemicals - 0.1%

Incitec Pivot, Ltd. ADR	77,000	170,940

Airlines - 1.0%

Alaska Air Group, Inc.	6,416	416,463
Copa Holdings SA, Class A	3,500	345,625
Delta Air Lines, Inc.	16,459	948,038
Hawaiian Holdings, Inc.	1,310	34,401

		1,744,527

Apparel Manufacturers - 0.2%

VF Corp.	3,587	319,207

Applications Software - 1.1%

Microsoft Corp.	13,607	1,891,781

Auction Houses/Art Dealers - 0.2%

Ritchie Bros. Auctioneers, Inc.	7,000	279,300

Auto-Cars/Light Trucks - 0.2%

Nissan Motor Co., Ltd. ADR	28,000	349,720

Auto-Heavy Duty Trucks - 0.5%

NFI Group, Inc.	3,415	72,483
PACCAR, Inc.	5,271	369,023
Volvo AB ADR	32,000	447,040

		888,546

Auto/Truck Parts & Equipment-Original - 0.7%

Autoliv, Inc.	6,042	476,593
Linamar Corp.	1,872	60,857
Magna International, Inc.	11,741	626,148

		1,163,598

Banks-Commercial - 1.6%

Banco Bilbao Vizcaya Argentaria SA ADR	85,000	442,000
Bank OZK	7,649	208,588
BOK Financial Corp.	425	33,639
Cathay General Bancorp	1,224	42,515
Cullen/Frost Bankers, Inc.	5,274	467,013
East West Bancorp, Inc.	1,810	80,165
First Republic Bank	3,124	302,091
Hope Bancorp, Inc.	2,639	37,843
ING Groep NV ADR	42,000	438,900
Nordea Bank Abp ADR	70,000	499,800
PacWest Bancorp	2,573	93,503
Washington Trust Bancorp, Inc.	813	39,276

		2,685,333

Banks-Super Regional - 1.2%

PNC Financial Services Group, Inc.	8,219	1,151,975
SunTrust Banks, Inc.	4,981	342,693
US Bancorp	9,021	499,222

		1,993,890

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	8,415	366,726

Beverages-Non-alcoholic - 0.9%

Coca-Cola Co.	7,453	405,741
Keurig Dr Pepper, Inc.	12,046	329,097
PepsiCo, Inc.	6,620	907,602

		1,642,440

Beverages-Wine/Spirits - 0.2%

Diageo PLC ADR	2,550	416,976

Brewery - 0.4%

Ambev SA ADR	148,000	683,760

Building & Construction Products-Misc. - 0.3%

James Hardie Industries PLC ADR	31,000	521,110

Building-Mobile Home/Manufactured Housing - 0.0%

LCI Industries	549	50,426

Cellular Telecom - 0.5%

T-Mobile US, Inc.	8,929	703,337
Telstra Corp., Ltd. ADR	19,000	224,390

		927,727

Chemicals-Diversified - 0.5%

Croda International PLC ADR	2,833	84,168
DuPont de Nemours, Inc.	3,645	259,925
FMC Corp.	3,021	264,881
Huntsman Corp.	3,019	70,222
PPG Industries, Inc.	2,044	242,235

		921,431

Chemicals-Specialty - 0.9%

Albemarle Corp.	3,122	217,042
Givaudan SA ADR	10,000	557,200
H.B. Fuller Co.	16,561	771,080

		1,545,322

Coatings/Paint - 0.0%

RPM International, Inc.	540	37,157

Commercial Services-Finance - 0.5%

Experian PLC ADR	11,000	352,440
PayPal Holdings, Inc.	5,050	523,130

		875,570

Computer Services - 0.1%

Amdocs, Ltd.	556	36,757
Leidos Holdings, Inc.	712	61,147

		97,904

Computers - 1.2%

Apple, Inc.	8,952	2,004,979

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	432	45,835

Cosmetics & Toiletries - 0.1%

Inter Parfums, Inc.	102	7,137
Unilever NV	3,500	210,105

		217,242

Data Processing/Management - 0.4%

Broadridge Financial Solutions, Inc.	110	13,687
Fair Isaac Corp.	1,532	464,993
Fidelity National Information Services, Inc.	1,902	252,510

		731,190

Diagnostic Equipment - 0.4%

Thermo Fisher Scientific, Inc.	2,571	748,855

Disposable Medical Products - 0.4%

CONMED Corp.	352	33,845
STERIS PLC	479	69,211
Teleflex, Inc.	1,494	507,586

		610,642

Distribution/Wholesale - 0.5%

IAA, Inc.	14,847	619,565
KAR Auction Services, Inc.	10,458	256,744

		876,309

Diversified Banking Institutions - 1.3%

BNP Paribas SA ADR	12,000	291,240
JPMorgan Chase & Co.	16,494	1,941,179

		2,232,419

Diversified Manufacturing Operations - 0.6%

3M Co.	1,087	178,703
EnPro Industries, Inc.	42	2,883
Parker-Hannifin Corp.	2,099	379,100
Siemens AG ADR	7,500	401,888

		962,574

Diversified Minerals - 0.0%

Livent Corp.	2,549	17,053

E-Commerce/Products - 0.6%

Alibaba Group Holding, Ltd. ADR	938	156,862
Amazon.com, Inc.	498	864,483

		1,021,345

E-Commerce/Services - 0.1%

Rightmove PLC	24,620	166,644

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	2,384	422,707

Electric-Distribution - 0.2%

Sempra Energy	2,644	390,281
Unitil Corp.	80	5,075

		395,356

Electric-Integrated - 2.3%

ALLETE, Inc.	627	54,806
Alliant Energy Corp.	6,344	342,132
CLP Holdings, Ltd. ADR	40,000	419,600
Eversource Energy	8,651	739,401
IDACORP, Inc.	82	9,239
NextEra Energy, Inc.	6,825	1,590,157
PNM Resources, Inc.	355	18,488
Portland General Electric Co.	273	15,389
WEC Energy Group, Inc.	5,159	490,621
Xcel Energy, Inc.	5,121	332,302

		4,012,135

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	194	16,430
nVent Electric PLC	1,686	37,159

		53,589

Electronic Components-Semiconductors - 0.8%

Microchip Technology, Inc.	15,147	1,407,308

Electronic Forms - 0.4%

Adobe, Inc.	2,793	771,566

Electronic Parts Distribution - 0.2%

Arrow Electronics, Inc.	4,948	369,022

Enterprise Software/Service - 0.8%

Black Knight, Inc.	9,478	578,727
SAP SE ADR	6,189	729,497

		1,308,224

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	255	13,280

Finance-Credit Card - 1.5%

Discover Financial Services	19,224	1,558,874
Visa, Inc., Class A	6,301	1,083,835

		2,642,709

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	7,191	300,800

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	111	9,064

Finance-Other Services - 0.6%

BGC Partners, Inc., Class A	13,882	76,351
Deutsche Boerse AG ADR	29,000	450,950
Hong Kong Exchanges & Clearing, Ltd. ADR	17,000	495,890

		1,023,191

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	1,517	67,446

Food-Dairy Products - 0.3%

Danone SA ADR	30,000	525,903

Food-Meat Products - 0.6%

Hormel Foods Corp.	11,157	487,895
Tyson Foods, Inc., Class A	5,563	479,197

		967,092

Food-Misc./Diversified - 0.2%

Ingredion, Inc.	696	56,891
Orkla ASA ADR	38,000	343,140

		400,031

Gas-Distribution - 0.3%

ONE Gas, Inc.	97	9,323
Rubis SCA ADR	40,000	440,400
Spire, Inc.	106	9,247

		458,970

Golf - 0.0%

Acushnet Holdings Corp.	2,380	62,832

Human Resources - 0.1%

Adecco Group AG ADR	8,000	220,560

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	1,188	263,570

Instruments-Controls - 0.1%

Honeywell International, Inc.	1,193	201,856

Insurance-Multi-line - 1.0%

Allianz SE ADR	22,000	510,400
Allstate Corp.	3,286	357,122
Chubb, Ltd.	5,468	882,754

		1,750,276

Insurance-Property/Casualty - 1.2%

Beazley PLC	4,342	33,206
Fidelity National Financial, Inc.	36,236	1,609,241
James River Group Holdings, Ltd.	1,491	76,399
Markel Corp.	327	386,481

		2,105,327

Insurance-Reinsurance - 0.6%

Swiss Re AG ADR	40,394	1,054,283

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A	2,605	463,898

Investment Management/Advisor Services - 0.3%

BlackRock, Inc.	1,042	464,357

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	4,984	432,412

Machinery-Construction & Mining - 0.3%

Komatsu, Ltd. ADR	21,000	483,945

Machinery-Farming - 0.2%

Deere & Co.	2,028	342,083

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	338	30,474
Crane Co.	571	46,040
Kone OYJ ADR	19,000	539,695
Nordson Corp.	1,661	242,938

		859,147

Medical Instruments - 1.4%

Edwards Lifesciences Corp.	4,485	986,297
Medtronic PLC	13,068	1,419,446

		2,405,743

Medical Products - 1.2%

Abbott Laboratories	4,897	409,732
Becton Dickinson and Co.	1,289	326,065
Coloplast A/S ADR	35,000	421,400
Sonova Holding AG ADR	11,000	511,060
Varian Medical Systems, Inc.	3,428	408,241

		2,076,498

Medical-Biomedical/Gene - 0.2%

CSL, Ltd. ADR	5,000	396,450

Medical-Drugs - 2.9%

Merck & Co., Inc.	17,686	1,488,807
Novartis AG ADR	9,483	824,073
Novo Nordisk A/S ADR	7,500	387,750
Pfizer, Inc.	28,888	1,037,946
Roche Holding AG ADR	32,923	1,200,043

		4,938,619

Medical-HMO - 0.2%

UnitedHealth Group, Inc.	1,872	406,823

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	3,049	367,161
Universal Health Services, Inc., Class B	3,415	507,981

		875,142

Multimedia - 0.6%

Walt Disney Co.	7,395	963,716

Networking Products - 0.5%

Cisco Systems, Inc.	16,002	790,659

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.	11,308	1,040,336

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,368	268,934

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	3,622	145,134

Oil Companies-Exploration & Production - 0.6%

Cimarex Energy Co.	8,026	384,766
EOG Resources, Inc.	3,641	270,235
Vermilion Energy, Inc.(NYSE)	3,020	50,309
Vermilion Energy, Inc.(TSX)	20,000	334,200

		1,039,510

Oil Companies-Integrated - 1.3%

Chevron Corp.	2,593	307,530
Exxon Mobil Corp.	1,754	123,850
Royal Dutch Shell PLC, Class B ADR	28,918	1,732,188

		2,163,568

Oil Refining & Marketing - 0.7%

Delek US Holdings, Inc.	1,684	61,129
HollyFrontier Corp.	3,377	181,142
Marathon Petroleum Corp.	7,579	460,424
Valero Energy Corp.	6,431	548,179

		1,250,874

Oil-Field Services - 0.1%

Core Laboratories NV	5,300	247,086

Pipelines - 0.3%

EnLink Midstream LLC	5,549	47,167
Enterprise Products Partners LP	15,886	454,022
Targa Resources Corp.	1,397	56,117

		557,306

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	205	26,937

Private Equity - 0.3%

KKR & Co, Inc. Class A	19,666	528,032

Publishing-Books - 0.0%

John Wiley & Sons, Inc., Class A	843	37,041

Real Estate Investment Trusts - 2.5%

Agree Realty Corp.	435	31,820
Alexandria Real Estate Equities, Inc.	10,293	1,585,534
American Tower Corp.	3,056	675,773
CyrusOne, Inc.	7,574	599,104
Digital Realty Trust, Inc.	4,377	568,178
EastGroup Properties, Inc.	199	24,879
EPR Properties	880	67,637
Four Corners Property Trust, Inc.	987	27,912
Granite Real Estate Investment Trust	553	26,777
Medical Properties Trust, Inc.	3,444	67,365
National Health Investors, Inc.	412	33,945

National Retail Properties, Inc.	681	38,408
Realty Income Corp.	3,259	249,900
Simon Property Group, Inc.	156	24,281
STORE Capital Corp.	6,592	246,607

		4,268,120

Real Estate Management/Services - 0.4%

Daito Trust Construction Co., Ltd. ADR	22,000	715,220
Newmark Group, Inc., Class A	6,593	59,733

		774,953

Rental Auto/Equipment - 0.6%

Aaron’s, Inc.	17,477	1,123,072

Retail-Apparel/Shoe - 0.5%

Lululemon Athletica, Inc.	4,787	921,641

Retail-Discount - 0.3%

Costco Wholesale Corp.	1,711	492,956

Retail-Jewelry - 0.2%

Tiffany & Co.	2,807	260,012

Retail-Restaurants - 0.4%

Chipotle Mexican Grill, Inc.	442	371,488
Starbucks Corp.	3,183	281,441

		652,929

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	34,000	659,430

Satellite Telecom - 0.0%

Inmarsat PLC ADR	9,800	69,972

Savings & Loans/Thrifts - 0.3%

Washington Federal, Inc.	11,760	435,002

Security Services - 0.2%

Secom Co., Ltd. ADR	13,000	295,750

Semiconductor Components-Integrated Circuits - 0.7%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,640	1,191,747

Semiconductor Equipment - 0.5%

Kulicke & Soffa Industries, Inc.	2,723	63,936
MKS Instruments, Inc.	967	89,235
Teradyne, Inc.	4,912	284,454
Tokyo Electron, Ltd. ADR	8,000	383,600

		821,225

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	9,798	737,202
Reckitt Benckiser Group PLC ADR	26,800	425,852

		1,163,054

SupraNational Banks - 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	30,104	600,274

Telecom Services - 0.7%

BCE, Inc.	24,496	1,185,851

Telephone-Integrated - 0.3%

Verizon Communications, Inc.	8,992	542,757

Television - 0.4%

Nexstar Media Group, Inc., Class A	6,367	651,408

Textile-Apparel - 0.3%

LVMH Moet Hennessy Louis Vuitton SE ADR	6,432	510,379

Tools-Hand Held - 0.2%

MSA Safety, Inc.	502	54,773
Snap-on, Inc.	1,459	228,392

		283,165

Toys - 1.2%

Hasbro, Inc.	17,549	2,082,891

Transport-Marine - 0.1%

Kirby Corp.	2,474	203,264

Transport-Rail - 0.2%

Union Pacific Corp.	1,886	305,494

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	4,677	347,454

Web Portals/ISP - 0.6%

Alphabet, Inc., Class A	841	1,026,979

Total Common Stocks
(cost $78,393,527)		95,233,838

EXCHANGE-TRADED FUNDS - 4.4%

Invesco QQQ Trust, Series 1 ETF	20,000	3,776,200
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,837,645

Total Exchange-Traded Funds
(cost $7,009,901)		7,613,845

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
Banks-Super Regional - 0.2%

PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	266,700
Wells Fargo & Co. FRS 5.89% (3 ML+3.77%) due 12/15/2019(1)	134,000	135,675

Total Preferred Securities/Capital Securities
(cost $374,203)		402,375

ASSET BACKED SECURITIES - 3.3%
Diversified Financial Services - 3.3%
ACE Securities Corp. Mtg. Loan Trust VRS Series 2007-D1, Class A4 6.93% due 02/25/2038*(2)	81,035	79,123
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	252,157
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	143,942	144,403
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	199,306

Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	249,388	271,452
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.91% due 06/10/2047(2)(4)	250,000	261,483
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	122,453	127,481
CPS Auto Receivables Trust Series 2018-D, Class A 3.06% due 01/18/2022*	107,875	108,130
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 2.98% (1 ML+0.96%) due 05/25/2034(3)	775	775
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(3)	89,720	91,603
Daimler Trucks Retail Trust Series 2019-1, Class A2 3.08% due 04/15/2021*	94,797	95,706
Drug Royalty Series 2014-1, Class A2 3.48% due 07/15/2023*	64,190	64,182
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	249,852
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	230,292	229,615
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(4)	200,000	204,835
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.13% due 04/10/2047(2)(4)	200,000	208,227
JP Morgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	58,531	59,475
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	165,355	166,795
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	171,459	173,368
JP Morgan Mtg. Trust VRS Series 2017-3, Class B2 3.87% due 08/25/2047*(2)(3)	184,147	186,825
JP Morgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	79,349	80,883
MMAF Equipment Finance LLC Series 2019-A, Class A2 3.24% due 01/10/2022*	100,000	100,547
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	63,805	63,766
Navient Student Loan Trust FRS Series 2017-A, Class A1 2.43% (1 ML+0.40%) due 12/16/2058*	45,778	45,767
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	89,325	96,327
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.54% due 08/25/2055*(2)(3)	77,958	84,822
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	256,520
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(3)	162,849	163,973
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	287	286
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	92,873	89,245
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	192,976	196,417
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	165,785	166,915
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	80,929	83,284
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.32% (3 ML+0.20%) due 12/15/2039	111,411	108,965
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	156,359
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 3.27% due 11/25/2031*	250,000	255,530
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 3.33% (1 ML+0.85%) due 12/15/2020*	300,000	300,464
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	114,366	114,333
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.11% due 06/15/2046*(2)(4)	140,000	134,964

Total Asset Backed Securities
(cost $5,621,979)		5,674,160

U.S. CORPORATE BONDS & NOTES - 21.8%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	288,540

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.90% due 05/04/2020	150,000	149,829

Airlines - 0.4%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	186,228	195,205
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	78,636	79,448
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	349,173	367,533

		642,186

Apparel Manufacturers - 0.1%

Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	241,099

Auto-Cars/Light Trucks - 0.1%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	249,262

Auto/Truck Parts & Equipment-Original - 0.1%

Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	198,750

Banks-Commercial - 0.3%

PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,910
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	263,513

		513,423

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	501,728
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	258,718

		760,446

Banks-Super Regional - 1.2%

SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	505,584
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,606
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	255,997
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	531,438
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	251,180
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	264,844

		2,061,649

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	249,980

Brewery - 0.5%

Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	577,549
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	273,049

		850,598

Cable/Satellite TV - 0.5%

Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	264,102
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	247,812
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	300,128

		812,042

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	259,375

Cellular Telecom - 0.6%

Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	275,023
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	274,615
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	517,980

		1,067,618

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	222,350
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	258,128

		480,478

Computers - 0.2%

Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	265,115

Containers-Paper/Plastic - 0.5%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	522,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	292,500

		815,000

Diversified Banking Institutions - 2.1%

Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	253,658
Bank of America Corp. FRS Senior Notes 3.44% (3 ML+1.16%) due 01/20/2023	250,000	252,998
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	265,419
Citigroup, Inc. FRS Senior Notes 3.57% (3 ML+1.43%) due 09/01/2023	200,000	203,431
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	545,538
Goldman Sachs Group, Inc. FRS Senior Notes 3.38% (3 ML+1.11%) due 04/26/2022	250,000	252,146
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	250,000	263,468
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	263,616
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	264,769
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	255,811
Morgan Stanley FRS Senior Notes 3.68% (3 ML+1.40%) due 04/21/2021	250,000	253,738
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	269,695
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	303,115

		3,647,402

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	600,707

Electric-Distribution - 0.3%

Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	570,764

Electric-Generation - 0.0%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	41,889	43,485

Electric-Integrated - 1.4%

Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	544,830
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	620,615
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	284,011
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	970,000

		2,419,456

Electric-Transmission - 0.4%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	632,766

Enterprise Software/Service - 0.5%

Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	249,705

Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	264,802
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	263,620

		778,127

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	265,186

Finance-Other Services - 0.1%

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	249,892

Food-Misc./Diversified - 0.2%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	261,681

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	329,610

Home Decoration Products - 0.2%

Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	261,559

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	538,750

Independent Power Producers - 0.0%

GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(5)	500,000	0

Insurance-Multi-line - 0.1%

Allstate Corp. FRS Senior Notes 2.96% (3 ML+0.63%) due 03/29/2023	250,000	250,449

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	253,928

Medical Instruments - 0.3%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	601,720

Medical Products - 0.1%

Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	259,063

Medical-Biomedical/Gene - 0.7%

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	202,624
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	258,099
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	529,750
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	263,944

		1,254,417

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	254,793

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	260,247

Medical-Hospitals - 0.3%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	550,000

Non-Hazardous Waste Disposal - 0.6%

Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	260,938
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	263,125
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	266,111
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	257,740

		1,047,914

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	550,500

Oil & Gas Drilling - 0.3%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	389,000
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	146,250

		535,250

Oil Companies-Exploration & Production - 0.4%

Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	262,692
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	238,655
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	238,757

		740,104

Oil Refining & Marketing - 0.2%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	263,621

Pharmacy Services - 0.5%

CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	251,111
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	540,668

		791,779

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	687,000	694,179

Pipelines - 1.6%

Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	218,826
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	251,407
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	316,772
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	631,635
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	518,303
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	530,205
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	255,658

		2,722,806

Real Estate Investment Trusts - 1.6%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	261,084
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	500,000	351,250
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	264,455
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	257,206
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	261,221
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	273,964
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	534,375
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	259,762
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	256,554

		2,719,871

Rental Auto/Equipment - 0.2%

ERAC USA Finance LLC Company Guar. Notes 4.50% due 08/16/2021*	250,000	260,189

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(5)	125,000	0

Steel-Specialty - 0.5%

Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	813,577

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	515,000

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	287,033

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	540,380

Telecommunication Equipment - 0.1%

CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	206,250

Vitamins & Nutrition Products - 0.3%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	505,000

Web Hosting/Design - 0.2%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	272,950

Total U.S. Corporate Bonds & Notes
(cost $35,780,247)		37,655,795

FOREIGN CORPORATE BONDS & NOTES - 1.1%
Agricultural Chemicals - 0.2%

OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	261,550

Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	255,633

Cellular Telecom - 0.2%

Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	263,241

Diversified Banking Institutions - 0.1%

UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	256,626

Electric-Generation - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	258,803

Oil Companies-Integrated - 0.3%

Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	537,176

Total Foreign Corporate Bonds & Notes
(cost $1,751,873)		1,833,029

U.S. GOVERNMENT AGENCIES - 9.9%
Federal Home Loan Mtg. Corp. - 3.0%

2.75% due 06/19/2023	250,000	260,107
3.00% due 01/01/2031	83,853	86,573
3.00% due 01/01/2033	61,646	63,518
3.00% due 04/01/2035	43,782	45,056
3.00% due 10/01/2042	261,750	270,326
3.00% due 05/01/2043	105,540	108,800
3.00% due 07/01/2045	130,320	134,121
3.50% due 07/01/2042	95,928	100,791
3.50% due 10/01/2042	92,974	97,715
3.50% due 08/01/2043	160,511	168,993
3.50% due 02/01/2044	142,688	149,600
3.50% due 08/01/2045	184,037	194,883
3.50% due 07/01/2046	69,207	73,167
3.50% due 01/01/2047	190,624	200,724
4.00% due 04/01/2043	153,755	166,643
4.00% due 10/01/2045	162,242	174,738
4.00% due 08/01/2047	174,773	188,211
4.00% due 01/01/2048	113,263	122,706
4.00% due 06/01/2048	173,723	187,033
4.00% due 07/01/2049	97,351	104,709
4.50% due 11/01/2043	85,477	94,747
5.00% due 01/01/2034	42,545	47,025
5.00% due 04/01/2035	36,826	40,703
5.00% due 03/01/2048	79,395	89,343
6.00% due 05/01/2031	8,741	10,054
6.00% due 09/01/2032	1,966	2,174
7.50% due 12/01/2030	10,037	10,383
7.50% due 01/01/2031	9,831	10,541
7.50% due 02/01/2031	1,649	1,865
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K069, Class A2 3.19% due 09/25/2027(2)(4)	70,000	75,258
Series K031, Class A2 3.30% due 04/25/2023(2)(4)	100,000	104,101
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	160,000	168,096
Series K036, Class A2 3.53% due 10/25/2023(2)(4)	70,000	73,905
Series K075, Class A2 3.65% due 02/25/2028(2)(4)	50,000	55,425
Series K085, Class A2 4.06% due 10/25/2028(2)(4)	100,000	114,532
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K020, Class A2 2.37% due 05/25/2022(4)	90,000	90,784
Series K058, Class A2 2.65% due 08/25/2026(4)	120,000	124,617
Series K074, Class A2 3.60% due 01/25/2028(4)	160,000	176,757
Series K076, Class A2 3.90% due 04/25/2028(4)	80,000	90,233
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	87,081	87,919
Series 4033, Class ED 2.50% due 10/15/2036(3)	101,971	103,009
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	499,275	42,672

Series 4579, Class BA 3.00% due 01/15/2043(3)	90,755	92,904
Series 4343, Class DI 3.50% due 08/15/2040(3)(6)	230,085	14,692
Series 4786, Class DH 3.50% due 07/15/2042(3)	50,000	51,403
Series 4121, Class UI 3.50% due 10/15/2042(3)(6)	365,572	54,233
Series 4650, Class CA 3.50% due 05/15/2043(3)	34,572	35,451
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	125,626
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	208,271
Series 4135, Class DI 4.00% due 11/15/2042(3)(6)	187,277	23,612
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	32,502
Federal Home Loan Mtg. Corp. STRIPS Series-276, Class 40 4.00% due 09/15/2042(3)	76,693	83,252

		5,234,503

Federal National Mtg. Assoc. - 5.5%

1.38% due 02/26/2021	500,000	497,304
1.75% due 07/02/2024	400,000	402,281
2.00% due 02/01/2032	104,632	103,790
2.50% due 06/01/2027	94,597	95,763
2.50% due 08/01/2028	105,207	106,670
2.50% due 03/01/2030	75,570	76,622
3.00% due 04/01/2027	28,923	29,737
3.00% due 05/01/2029	39,934	41,204
3.00% due 03/01/2030	86,105	88,849
3.00% due 08/01/2031	122,161	126,058
3.00% due 10/01/2036	92,280	95,486
3.00% due 10/01/2042	97,151	100,173
3.00% due 11/01/2042	159,793	164,763
3.00% due 12/01/2042	232,897	240,069
3.00% due 02/01/2043	87,425	90,469
3.00% due 04/01/2043	126,024	128,764
3.00% due 06/01/2043	157,352	162,246
3.00% due 08/01/2043	124,169	128,028
3.00% due 07/01/2046	187,810	192,722
3.00% due 12/01/2046	79,344	81,419
3.50% due 08/01/2031	58,622	61,573
3.50% due 02/01/2033	111,262	117,088
3.50% due 01/01/2036	138,770	143,890
3.50% due 06/01/2039	58,040	60,463
3.50% due 09/01/2042	101,486	106,791
3.50% due 11/01/2042	133,547	140,527
3.50% due 02/01/2043	47,731	50,578
3.50% due 05/01/2043	114,303	121,126
3.50% due 09/01/2044	67,923	72,259
3.50% due 11/01/2044	117,316	124,814
3.50% due 03/01/2045	116,671	122,831
3.50% due 06/01/2045	58,565	62,308
3.50% due 09/01/2045	62,117	65,569
3.50% due 11/01/2045	134,382	142,224
3.50% due 03/01/2046	87,740	93,346
3.50% due 04/01/2046	137,963	146,778
3.50% due 03/01/2047	138,950	147,823
3.50% due 10/01/2047	168,137	176,383
4.00% due 09/01/2038	50,628	52,968
4.00% due 09/01/2040	128,216	136,989
4.00% due 08/01/2043	140,502	152,197
4.00% due 04/01/2044	160,197	173,495
4.00% due 08/01/2044	104,160	112,819
4.00% due 10/01/2044	143,555	151,569
4.00% due 12/01/2044	83,651	90,612
4.00% due 09/01/2045	66,133	71,636
4.00% due 05/01/2046	160,227	172,466
4.00% due 07/01/2046	70,273	76,118
4.00% due 08/01/2046	139,926	149,409
4.00% due 07/01/2047	79,042	85,607
4.00% due 10/01/2047	83,145	89,489
4.00% due 12/01/2047	84,139	91,129
4.00% due 02/01/2048	87,503	94,155
4.00% due 03/01/2049	95,771	103,652
4.50% due 03/01/2041	153,320	166,103
4.50% due 09/01/2043	281,983	312,388
4.50% due 12/01/2044	134,245	148,719
4.50% due 11/01/2045	152,141	167,063
4.50% due 08/01/2048	137,748	150,966
4.50% due 09/01/2048	182,292	201,348
5.00% due 02/01/2040	105,772	118,634
5.00% due 07/01/2041	128,315	143,910
5.00% due 02/01/2044	126,649	141,213
6.00% due 05/01/2031	3,982	4,572
6.50% due 09/01/2024	5,863	6,532
6.50% due 09/01/2025	1,671	1,862
6.50% due 11/01/2025	2,735	3,047
6.50% due 05/01/2026	6,855	7,637
6.50% due 11/01/2027	128	143
6.50% due 01/01/2032	2,927	3,261
7.00% due 05/01/2029	3,565	4,012
7.00% due 09/01/2029	4,562	4,614
7.00% due 01/01/2031	1,772	1,868
7.50% due 01/01/2031	4,931	5,255
7.50% due 02/01/2031	1,262	1,293
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.89% due 06/25/2045(2)(3)(6)	234,050	14,884
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(6)	295,562	19,578
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(6)	289,290	33,279
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(6)	339,581	18,194
Series 2016-92, Class A 3.00% due 04/25/2042(3)	78,270	80,154
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	56,322	57,861
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	175,537	181,114
Series 2018-12, Class P 3.00% due 03/25/2046(3)	26,266	26,812
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(6)	377,914	37,872
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	214,005
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	64,762
Series 2015-12, Class BY 4.00% due 03/25/2045(3)	100,000	115,896
Series 2017-22, Class DZ 4.00% due 04/25/2047(3)	77,092	87,127
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(6)	312,346	58,427
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	58,948	67,731

		9,385,234

Government National Mtg. Assoc. - 1.4%

3.00% due 11/15/2042	207,149	214,747
3.00% due 02/15/2043	143,361	148,605
3.50% due 09/15/2042	108,294	113,961
3.50% due 05/15/2043	57,890	61,294
3.50% due 09/20/2045	114,392	120,738
3.50% due 06/20/2046	140,573	147,635
3.50% due 05/20/2047	85,500	90,673
3.50% due 11/20/2047	91,275	95,882
4.00% due 10/20/2044	120,451	127,881
4.00% due 07/20/2047	83,035	87,446
4.50% due 05/15/2039	34,977	38,104
5.50% due 07/20/2033	64,117	72,518
6.00% due 07/20/2033	44,297	51,282
6.50% due 12/15/2023	6,116	6,769
6.50% due 03/20/2027	400	401
6.50% due 04/20/2027	5,726	5,938
7.00% due 12/15/2022	1,227	1,229
7.00% due 12/15/2023	1,132	1,198
7.00% due 04/15/2028	8,163	8,336
7.50% due 08/15/2030	11,397	11,551
7.50% due 09/15/2030	3,720	3,828
7.50% due 01/15/2031	5,272	5,777
Government National Mtg. Assoc. REMIC VRS
Series 2018-99, Class IO 0.52% due 06/16/2060(2)(4)(6)	374,810	20,671
Series 2013-101, Class IO 0.54% due 10/16/2054(2)(4)(6)	1,921,347	53,785
Series 2017-157, Class IO 0.57% due 12/16/2059(2)(4)(6)	966,112	52,496
Series 2013-97, Class IO 0.59% due 02/16/2060(2)(4)(6)	979,457	58,221
Series 2013-57, Class IO 0.67% due 06/16/2054(2)(4)(6)	2,028,794	57,647
Series 2013-40, Class IO 0.77% due 06/16/2054(2)(4)(6)	980,554	36,453
Series 2013-30, Class IO 0.79% due 09/16/2053(2)(4)(6)	1,272,291	49,523
Series 2014-135, Class IO 0.81% due 01/16/2056(2)(4)(6)	630,359	29,889
Series 2012-139, Class IO 0.84% due 02/16/2053(2)(4)(6)	3,099,209	169,929
Series 2018-25, Class IO 0.90% due 06/16/2045(2)(4)(6)	1,278,120	61,625
Series 2013-80, Class IO 0.94% due 03/16/2052(2)(4)(6)	1,043,693	59,422
Series 2013-68, Class IO 0.98% due 02/16/2046(2)(4)(6)	673,860	30,883
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	96,457	97,016
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	95,991	96,577

Series 2015-63, Class ZB 3.25% due 05/20/2045(3)	92,520	99,070
Series 2012-3, Class LA 3.50% due 03/20/2038(3)	17,893	17,937
Series 2018-155, Class LM 3.50% due 11/20/2045(3)	70,000	72,340
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(6)	157,125	19,144

		2,498,421

Total U.S. Government Agencies
(cost $17,170,259)		17,118,158

U.S. GOVERNMENT TREASURIES - 1.5%
United States Treasury Bonds - 0.4%

2.25% due 08/15/2046	250,000	256,367
3.00% due 11/15/2044	250,000	293,652
6.25% due 08/15/2023	80,000	94,022

		644,041

United States Treasury Notes - 1.1%

1.00% due 11/30/2019	220,000	219,620
1.13% due 12/31/2019	200,000	199,594
1.13% due 03/31/2020	240,000	239,119
1.25% due 01/31/2020	220,000	219,510
1.25% due 02/29/2020	220,000	219,416
1.63% due 06/30/2020	220,000	219,613
1.75% due 11/30/2019	220,000	219,888
2.13% due 12/31/2022	80,000	81,366
2.25% due 02/29/2020	220,000	220,309
3.13% due 05/15/2021	100,000	102,207

		1,940,642

Total U.S. Government Treasuries
(cost $2,557,438)		2,584,683

LOANS(7)(8)(9) - 0.4%
Computer Software - 0.3%

Ivanti Software, Inc. FRS 2nd Lien 2.05% (1 ML+9.00%) due 01/20/2025	500,000	491,666

Pipelines - 0.1%

BCP Renaissance Parent LLC FRS BTL-B 2.26% (3 ML+ 3.50%) due 10/31/2024	246,875	234,737

Total Loans (cost $740,847)		726,403

Total Long-Term Investment Securities (cost $149,400,274)		168,842,286

REPURCHASE AGREEMENTS - 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 09/30/2019, to be repurchased 10/01/2019 in the amount of $3,354,033 collateralized by $3,265,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $3,422,481 (cost $3,354,000)	3,354,000	3,354,000

TOTAL INVESTMENTS (cost $152,754,274)	99.6%	172,196,286
Other assets less liabilities	0.4	653,603

NET ASSETS	100.0%	$172,849,889

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $7,988,966 representing 4.6% of net assets.

†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 1).
(6)	Interest Only
(7)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR  -  American Depositary Receipt

ETF  -  Exchange-Traded Fund

NYSE  -  New York Stock Exchange

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TSX  -  Toronto Stock Exchange

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML  -  1 Month USD LIBOR

3 ML  -  3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2019 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$95,033,988	$199,850	**	$—	$95,233,838
Exchange-Traded Funds	7,613,845	—		—	7,613,845
Preferred Securities/Capital Securities	—	402,375		—	402,375
Asset Backed Securities	—	5,674,160		—	5,674,160
U.S. Corporate Bonds & Notes:
Independent Power Producers	—	—		0	0
Savings & Loans/Thrifts	—	—		0	0
Other Industries	—	37,655,795		—	37,655,795
Foreign Corporate Bonds & Notes	—	1,833,029		—	1,833,029
U.S. Government Agencies	—	17,118,158		—	17,118,158
U.S. Government Treasuries	—	2,584,683		—	2,584,683
Loans	—	726,403		—	726,403
Repurchase Agreements	—	3,354,000		—	3,354,000

Total Investments at Value	$102,647,833	$69,548,453		$0	$172,196,286

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments